SHORT-TERM INVESTMENTS - Summary of Continuous Unrealized Losses and Fair Values (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Held-to-maturity Securities [Line Items]
Fair value, less than 12 months	$ 440,238	$ 510,566
Unrealized losses, less than 12 months	(15,339)	(4,582)
Fair value,12 months or greater	523,375	156,840
Unrealized losses, 12 months or greater	(24,021)	(1,147)
Fair value, total	963,613	667,406
Unrealized losses, total	(39,360)	(5,729)
Corporate debentures
Schedule of Held-to-maturity Securities [Line Items]
Fair value, less than 12 months	404,393	494,731
Unrealized losses, less than 12 months	(14,198)	(4,413)
Fair value,12 months or greater	508,180	156,840
Unrealized losses, 12 months or greater	(23,210)	(1,147)
Fair value, total	912,573	651,571
Unrealized losses, total	(37,408)	(5,560)
U.S. Treasuries
Schedule of Held-to-maturity Securities [Line Items]
Fair value, less than 12 months	32,501	0
Unrealized losses, less than 12 months	(984)	0
Fair value,12 months or greater	0	0
Unrealized losses, 12 months or greater	0	0
Fair value, total	32,501	0
Unrealized losses, total	(984)	0
U.S. Government Agencies
Schedule of Held-to-maturity Securities [Line Items]
Fair value, less than 12 months	3,344	15,835
Unrealized losses, less than 12 months	(157)	(169)
Fair value,12 months or greater	15,195	0
Unrealized losses, 12 months or greater	(811)	0
Fair value, total	18,539	15,835
Unrealized losses, total	$ (968)	$ (169)